Fair Value - Additional Information (Detail) - JPY (¥)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying amounts of other equity interests of which fair value is not readily determinable	¥ 596,000,000,000		¥ 602,000,000,000
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans held-for-sale			80
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans held-for-sale	99.7
Senior borrowings and bonds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	157,000,000,000		¥ 109,000,000,000
Net unrealized gains (losses) resulting from changes in fair values of the notes	¥ 68,000,000,000	¥ (18,000,000,000)
Investment funds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Underlying assets, estimated remaining liquidation period	10 years
Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of liabilities transferred into Level 3		7,000,000,000
Fair value of liabilities transferred out of Level 3	¥ 1,000,000,000
Trading securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred into Level 3	36,000,000,000
Fair value of assets transferred out of Level 3	1,000,000,000	3,000,000,000
Available-for-sale securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred out of Level 3	¥ 3,000,000,000
Other Investments
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred out of Level 3		¥ 2,000,000,000